                           AMERICAN PERFORMANCE FUNDS
                             EQUITY INVESTMENT FUNDS

                  Supplement to Prospectus Dated June 30, 1998

         Capitalized terms used in this Supplement that are not defined have the meaning assigned to them in the Prospectus.

         1. Under FINANCIAL HIGHLIGHTS on pages 5-7, the financial highlights of each Equity Investment Fund are hereby supplemented to include financial statements for the six-month period ended February 28, 1998. The following information for the six-month period ended February 28, 1998 is unaudited.


                                                                    AGGRESSIVE          BALANCED                GROWTH
                                                EQUITY FUND         GROWTH FUND           FUND                EQUITY FUND
                                                -----------         -----------           ----                -----------

                                                SIX-MONTH            SIX-MONTH          SIX-MONTH
                                               PERIOD ENDED        PERIOD ENDED        PERIOD ENDED        NOVEMBER 1, 1997 TO
                                                  02/28/98            02/28/98           02/28/98         FEBRUARY 28, 1998 (a)


NET ASSET VALUE, BEGINNING OF PERIOD           $       17.33       $       18.88       $       13.38          $       10.00
                                               -------------       -------------       -------------          -------------
INVESTMENT ACTIVITIES
   Net investment income                                0.04               (0.04)               0.18                   0.01
   Net realized and unrealized gains
     (losses) on investments                            2.25               (0.76)               0.94                   1.59
                                               -------------       -------------       -------------          -------------
         Total from Investment Activities               2.29               (0.80)               1.12                   1.60
                                               -------------       -------------       -------------          -------------

DISTRIBUTIONS
   Net investment income                               (0.03)               ----               (0.15)                 (0.01)
   Net realized gains                                  (2.47)              (2.59)              (1.28)                  ----
                                               -------------       -------------       -------------          -------------
          Total Distributions                          (2.50)              (2.59)              (1.43)                 (0.01)
                                               -------------       -------------       -------------          -------------
NET ASSET VALUE, END OF PERIOD                 $       17.12       $       15.49       $       13.07          $       11.59
                                               =============       =============       =============          =============

Total Return (excludes sales charge)               14.34%(c)            3.06%(c)            8.87%(c)              16.13%(c)
RATIOS/SUPPLEMENT DATA:
   Net Assets at end of period (000)           $     199,520       $      38,921       $      39,368          $      65,345
   Ratio of expenses to average                     1.05%(b)            1.05%(b)            0.36%(b)               1.09%(b)
     net assets
   Ratio of net investment income to
      average net assets                            0.54%(b)          (0.42)%(b)            3.25%(b)               0.37%(b)
   Ratio of expenses to average*                    1.24%(b)            1.24%(b)            1.31%(b)               1.28%(b)
     net assets
   Ratio of net investment income to
      average net assets*                           0.35%(b)          (0.61)%(b)            2.30%(b)               0.18%(b)
   Portfolio turnover                                 40.89%              32.71%              49.68%                 12.21%
   Average commission rate (d)                 $      0.0501       $      0.0626       $      0.0583          $      0.0502


---------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Annualized.
(c)  Unannualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.


         The following paragraphs replace the second paragraph under AGGRESSIVE GROWTH FUND on page 8:

         2. As of February 5, 1998, the Aggressive Growth Fund no longer follows a "bottom-up" securities selection strategy, but instead employs a "quantitative" investment approach. Under this approach, stocks are ranked according to their return characteristics and other quantitative factors. The portfolio is being constructed to exhibit aggregate investment characteristics similar to those of the Standard & Poor's Small Cap 600 Index ("S&P 600"). The Aggressive Growth Fund will not, however, seek to match or track the performance of the S&P 600, nor limit investments to stocks in this Index. This "quantitative" investment approach is being implemented gradually over the next few months.

         The securities of smaller, less well-known companies may be more volatile than those of larger companies. An investment in the Aggressive Growth Fund may increase or decrease in value.

         3. The following paragraph replaces the second paragraph under GENERAL INFORMATION - DESCRIPTION OF THE FUNDS AND THEIR SHARES on page 29:

         As of April 14, 1998, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 99% of the Equity Fund's Shares, 93% of the Aggressive Growth Fund Shares, 98% of the Balanced Fund's Shares and 99% of the Growth Equity Fund's Shares. As of March 31, 1998, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting and investment power with respect to 77% of the Equity Fund's Shares, 61% of the Aggressive Growth Fund's shares, 58% of the Balanced Fund's Shares and 98% of the Growth Equity Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                           AMERICAN PERFORMANCE FUNDS
                              BOND INVESTMENT FUNDS

                  Supplement to Prospectus Dated June 30, 1998


         Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

         1. Under FEE TABLE on pages 3 and 4, the fee table of the Short-Term Income Fund is replaced with the following fee table:

         FEE TABLE

                                                                                                     Short-Term
                                                                                                       Income
                                                                                                        Fund
                                                                                                 -------------------
SHAREHOLDER TRANSACTION EXPENSES (1)
------------------------------------------------------------------------------------------------ -------------------
Maximum Sales Load Imposed on Purchases(2)
  (as a percentage of offering price)...........................................................        2.00%
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price)                                                                            0%
Deferred Sales Load (as a percentage of original purchase price
  or redemption proceeds, if applicable)........................................................           0%
Redemption Fees(3) (as a percentage of amount redeemed, if
  applicable)...................................................................................           0%
Exchange Fees...................................................................................       $   0
ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
  ASSETS)
------------------------------------------------------------------------------------------------ -------------------
Management Fees(4) (after voluntary fee reductions).............................................            0%
12b-1 Fees(5) (after voluntary fee reductions)..................................................            0%
Other Expenses..................................................................................         .40%
                                                                                                         ----
Total Fund Operating Expenses(6) (after voluntary fee reductions)...............................         .40%
                                                                                                         ====

EXAMPLE:
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                    SHORT-TERM
                                                                      INCOME
                                                                       FUND
                                                                   ------------
1 Year.............................................................   $ 24
3 Years............................................................   $ 33
5 Years............................................................   $ 42
10 Years...........................................................   $ 70

         (1) Participating organizations (as defined in "DISTRIBUTION") may charge a Customer's (as defined in "DISTRIBUTION") account fees for automatic investment and other investment and trust services provided in connection with investment in the Funds. (See "HOW TO PURCHASE SHARES.")

         (2) There may be no sales load imposed upon purchases of shares of the Funds by (1) investors who purchase through the Investment Adviser and who have an existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Bond Investment Funds within their trust accounts and purchase additional Shares outside of their trust relationships; and (7) investors within wrap accounts.

         (3) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a holder of Shares. The current charge, which is subject to change upon notice to Shareholders, is $15.00. (See "HOW TO REDEEM SHARES -- By Telephone.")

         (4) In order to reduce operating expenses, the Investment Adviser has voluntarily agreed to reduce the investment advisory fees. Absent voluntary fee reductions, the investment advisory fees would be 0.55% of the average daily net assets for the Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Short-Term Income Fund.

         (5) In order to reduce operating expenses, the Distributor has voluntarily agreed to reduce the 12b-1 Fees. Absent voluntary fee reductions, 12b-1 Fees would be 0.25% of the average daily net assets of the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund.

         (6) Absent voluntary fee reductions, the Total Fund Operating Expenses for the Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Short-Term Income Fund would be 1.14%, 1.13%, 1.19% and 1.20% of each Fund's average daily net assets, respectively.

         2. Under FINANCIAL HIGHLIGHTS on pages 4-7, the financial highlights of each Bond Investment Fund are hereby supplemented to include unaudited financial statements for the six-month period ended February 28, 1998. The following information for the six-month period ended February 28, 1998 is unaudited.

                                                      INTERMEDIATE    INTERMEDIATE
                                                          BOND        TAX-FREE BOND    SHORT-TERM
                                        BOND FUND         FUND            FUND         INCOME FUND
                                        ---------     ------------    -------------    -----------

                                        SIX-MONTH      SIX-MONTH       SIX-MONTH        SIX-MONTH
                                        PERIOD ENDED   PERIOD ENDED    PERIOD ENDED     PERIOD ENDED
                                        02/28/98       02/28/98        02/28/98         02/28/98


NET ASSET VALUE, BEGINNING OF PERIOD      $9.29         $10.23            $10.78            $9.92
                                         ------         ------            ------           ------
INVESTMENT ACTIVITIES
   Net investment income                   0.29           0.30              0.24             0.31
   Net realized and unrealized gains
     (losses) on investments               0.26           0.14              0.20             0.11
                                           ----           ----              ----             ----
         Total from Investment Activities  0.55           0.44              0.44             0.42
                                           ----           ----              ----             ----

DISTRIBUTIONS
   Net investment income                  (0.29)         (0.30)            (0.24)           (0.31)
   Net realized gains                      ----           ----              ----             ----
   In excess of net realized gains         ----           ----              ----             ----
                                         ------         ------            ------           ------
         Total Distributions              (0.29)         (0.30)            (0.24)           (0.31)
                                         ------         ------            ------           ------

NET ASSET VALUE, END OF PERIOD            $9.55         $10.37            $10.91           $10.03
                                          =====         ======            ======           ======

Total Return (excludes sales charge)   5.96%(b)       4.38%(b)          4.19%(b)         4.30%(b)
RATIOS/SUPPLEMENT DATA:
   Net Assets at end of period (000)    $47,034        $81,395           $29,324          $20,005
   Ratio of expenses to average        0.93%(a)       0.93%(a)          0.72%(a)         0.35%(a)
     net assets
   Ratio of net investment income to
      average net assets               6.13%(a)       5.91%(a)          4.50%(a)         6.29%(a)
   Ratio of expenses to average*       1.13%(a)       1.13%(a)          1.17%(a)         1.17%(a)
      net assets
   Ratio of net investment income to
      average net assets*              5.93%(a)       5.71%(a)          4.05%(a)         5.47%(a)
   Portfolio turnover                    27.55%         19.09%            11.17%           35.31%


---------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Not annualized.

         3. Under INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS - BOND FUND, INTERMEDIATE BOND FUND AND SHORT-TERM INCOME FUND on page 10, in the first full paragraph, the investment policy with respect to the Intermediate Bond Fund as stated in the second and third sentences is deleted. The Intermediate Bond will no longer pursue the stated investment policy.

         4. The following paragraph replaces the second paragraph under GENERAL INFORMATION - DESCRIPTION OF THE FUNDS AND THEIR SHARES on page 34:

         As of April 14, 1998, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 99% of the Bond Fund's Shares, 98% of the Intermediate Bond Fund's Shares, 99% of the Short-term Income Fund's Shares and 79% of the Intermediate Tax-Free Bond Fund's Shares. As of March 31, 1998 Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting and investment power with respect to 78% of the Bond Fund's Shares, 81% of the Intermediate Bond Fund's Shares, 97% of the Short-Term Income Fund's Shares and 73% of the Intermediate Tax-Free Bond Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be controlling a person of each Fund under the 1940 Act.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                            RULE 497(J) CERTIFICATION
                            -------------------------

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 17 filed on April 30, 1998 and effective on June 30, 1998 pursuant to Rule 485(a). The text of Post-Effective Amendment No. 17 was filed electronically.


                               AMERICAN PERFORMANCE FUNDS
                               Registrant


                                      /s/ Walter B. Grimm
                               ---------------------------------------
                                      Walter B. Grimm, Chairman


                               By: /s/ Maryellen M. Lundquist
                                   ---------------------------------------------
                                   Maryellen M. Lundquist,  As attorney-in-fact
                                   Pursuant to power of attorney filed herewith


June 24, 1998

                                POWER OF ATTORNEY
                                -----------------

         Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  July 25, 1997                           /s/ Walter B. Grimm
        ------------------                      ------------------------------
                                                Walter B. Grimm